Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,282
Amortization	307	$ 485	$ 103
Impairment	0	(95)
Balance	1,640	1,282
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,052	638
Impact of adoption of IFRS 16 (Note 4)		677
Acquisition under business combinations	664
Additions	2	871
Impairment		(130)
Effect of movements in exchange rates	(1)	(4)
Disposals	(96)
Balance	2,621	2,052	638
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	770	322
Amortization	307	485
Impairment		(35)
Effect of movements in exchange rates		(2)
Disposals	(96)
Balance	981	770	322
Computer And Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	197
Balance	228	197
Computer And Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	520	470
Acquisition under business combinations	117
Additions	2	50
Effect of movements in exchange rates	0
Disposals	(96)
Balance	543	520	470
Computer And Office Equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	323	212
Amortization	88	111
Disposals	(96)
Balance	315	323	212
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0	0
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	170	168
Acquisition under business combinations	0
Additions	0	2
Effect of movements in exchange rates	0
Disposals	0
Balance	170	170	168
Leasehold improvements | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	170	110
Amortization		60
Balance	170	170	$ 110
ReDS Demonstration Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Additions	67
Balance	0	0
ReDS Demonstration Units [Member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition under business combinations	0
Additions	0	134
Impairment		(130)
Effect of movements in exchange rates	0	(4)
Disposals	0
Balance	0
ReDS Demonstration Units [Member] | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Amortization		37
Impairment		(35)
Effect of movements in exchange rates		(2)
Balance	0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,085
Balance	1,412	1,085
Right-of-use assets [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,362
Impact of adoption of IFRS 16 (Note 4)		677
Acquisition under business combinations	547
Additions	0	685
Effect of movements in exchange rates	(1)
Disposals	0
Balance	1,908	1,362
Right-of-use assets [member] | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	277
Amortization	219	277
Balance	$ 496	$ 277